Steven I. Koszalka Secretary American Funds Global High-Income Opportunities Fund (213) 486-9200 Tel siik@capgroup.com

May 5, 2015

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Global High-Income Opportunities Fund

File Nos. 333-183930 and 811-22745

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on April 30, 2015 of Registrant’s Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940.

Sincerely,

/s/Steven I. Koszalka

Steven I. Koszalka

Secretary